     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        DECEMBER 4, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
               AND FOR WHICH THAT REQUEST EXPIRED ON MAY 14, 2004.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2003
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [_] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Staro Asset Management, L.L.C.
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number:  28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Colin M. Lancaster
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster               St. Francis, Wisconsin        May 14, 2004
----------------------------      ----------------------------    --------------
         (Signature)                     (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $101,129 (thousands)

List of Other Included Managers:            None

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
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                                                                   FORM 13F INFORMATION TABLE
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    Column 1                Column 2  Column 3   Column 4              Column 5           Column 6    Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------

                            Title of               Value    Shrs or            Put/    Investment   Other          Voting Authority
  Name of Issuer             Class    CUSIP      (X$1000)   Prn Amt   SH/PRN   Call    Discretion   Managers     Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.       Option    060505904   $20,108      2,500           Call       Sole                      X
------------------------------------------------------------------------------------------------------------------------------------
Celestica Inc.              Common    15101Q108   $   527     35,000    SH                Sole                      X
------------------------------------------------------------------------------------------------------------------------------------
Concord EFS Inc.            Common    206197105   $ 7,659    516,100    SH                Sole                      X
------------------------------------------------------------------------------------------------------------------------------------
Concord EFS Inc.            Option    206197905   $14,840     10,000           Call       Sole                      X
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.            Common    319963104   $ 6,114    148,800    SH                Sole                      X
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.            Option    319963904   $22,600      5,500           Call       Sole                      X
------------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp. Common    339030108   $27,076    620,300    SH                Sole                      X
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.         Common    635405103   $ 2,206     65,000    SH                Sole                      X
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.         Option    985509908   $     0      2,321           Call       Sole                      X
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